Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates
Period-end: $: RMB exchange rate
March 31, 2026	6.8980
March 31, 2025	7.2567

Period average: $: RMB exchange rate
March 31, 2026	7.1019
March 31, 2025	7.2163
March 31, 2024	7.1671

Schedule of Property and Equipment	The estimated useful lives of the property and equipment are as follows:
Motor vehicles	5 years
leasehold improvements	4.5 years
Electronic equipment	3 – 5 years

Schedule of Intangible Assets	The estimated useful lives of the intangible assets are as follows:
Invention patent	10 years
Copyright, trademark and other patents	5 years

Schedule of Revenue

The details of revenue, cost of revenue and gross margin for different revenue categories of the Company is as follows:

For the Year Ended March 31, 2026

Revenue category	Trading of electronic products	Software development	Total
Revenue	$30,847,929	$12,421,640	$43,269,569
Cost of revenue	27,229,379	6,780,430	34,009,809
Gross profit	$3,618,550	$5,641,210	$9,259,760
Gross margin	12%	45%	21%

For the Year Ended March 31, 2025

Revenue category	Trading of electronic products	Software development	Total
Revenue	$21,968,315	$14,571,531	$36,539,846
Cost of revenue	19,560,393	7,404,218	26,964,611
Gross profit	$2,407,922	$7,167,313	$9,575,235
Gross margin	11%	49%	26%

For the Year Ended March 31, 2024

Revenue category	Trading of electronic products	Software development	Total
Revenue	$31,332,376	$5,266,291	$36,598,667
Cost of revenue	27,765,707	871,143	28,636,850
Gross profit	$3,566,669	$4,395,148	$7,961,817
Gross margin	11%	83%	22%